Corporate information - Additional Information (Detail)	6 Months Ended
Jun. 30, 2023
Ordinary shares [member] | NAAS Newlink Technology Limited [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of ownership interest in subsidiary	75.00%